Goodwill and intangible assets - Narrative (Details)	12 Months Ended
Dec. 31, 2018 USD ($) reporting_unit segment
Goodwill [Line Items]
Number of reportable segments (segment) | segment	3
Number of reporting units (reporting unit)	7
Goodwill impairment | $	$ 0
Investment Services
Goodwill [Line Items]
Number of reporting units (reporting unit)	4
Investment Management
Goodwill [Line Items]
Number of reporting units (reporting unit)	2
Other
Goodwill [Line Items]
Number of reporting units (reporting unit)	1